Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net loss	$ (6,775)	¥ (47,377)	¥ (34,941)	¥ (105,621)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	156	1,094	1,454	2,021
(Reversal) Allowance for credit losses	52	362	453	(3,115)
Gain on waiver of liabilities	(440)	(3,079)
Changes in fair value of financial instruments				3,728
Interest expenses related to convertible note	83	582
Redemption of non-controlling interest	(22)	(154)
Share of loss (gain) of equity method investments			(38)	38
Interest paid on financial liabilities at fair value	646	4,518
Foreign exchange loss on financial liabilities at fair value	(80)	(559)
Loss from derecognition of financial liabilities				1,953
Loss (Gain) on disposal of property and equipment	5	34	(16)	40
Share-based compensation expense				51,436
Changes in operating assets and liabilities:
Accounts receivable	(33)	(230)	(871)	3,898
Prepayments and other current assets	239	1,670	(5,472)	11,669
Other non-current assets	84	587	51	(1,723)
Inventory	(295)	(2,064)	(237)
Accounts payable	117	815	1,132	455
Contract liabilities	(1,645)	(11,504)	(11,997)	9,227
Accrued expenses and other current liabilities	928	6,492	(10,989)	8,593
Operating lease liabilities	(52)	(366)	32	(555)
Net cash used in operating activities	(7,032)	(49,179)	(61,439)	(17,956)
Investing activities:
Cash paid for purchase of property and equipment	(122)	(850)	(351)	(2,070)
Cash paid for (proceeds from) long-term investments			500	(1,160)
Net cash (used in) provided by investing activities	(122)	(850)	149	(3,230)
Financing activities:
Issuance of common stocks-cash	16,593	116,034
Proceeds from short-term borrowings	2,645	18,500	10,000
Repayment for short-term borrowings	(1,591)	(11,125)		(2,000)
Proceeds from shareholder loans	4,136	28,923	28,322	14,203
Repayment for shareholder loans	(1,244)	(8,702)	(8,374)	(7,193)
Amounts due to related parties, net	(916)	(6,406)	(8,500)	786
Loans provided to related parties			7,925	5,000
Convertible notes payable	2,583	18,064
Proceeds from Settlement of Series C Preferred Convertible notes payable			995	7,749
Capital contribution from non-controlling interest			30,000
Net cash provided by financing activities	22,206	155,288	60,368	18,545
Effect of foreign currency exchange rate changes on cash and cash equivalents	208	1,455	(135)	(215)
Net (decrease) increase in cash and cash equivalents	15,260	106,714	(1,057)	(2,856)
Cash and cash equivalents at the beginning of the year	396	2,772	3,829	6,685
Cash and cash equivalents at the end of the year	15,656	109,486	2,772	3,829
Supplemental disclosure of cash flow information:
Interest paid	156	1,088	964	211
Recognition of right-of-use assets and operating lease liabilities	(52)	(366)	32	(555)
Noncash in investing and financing activities
Issuance of Series B Redeemable Convertible Preferred Shares upon conversion of financial liabilities (see Note 11)				¥ 287,331